CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit for the year	£ 4,400	£ 3,897	£ 2,164
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	167	628	(1,348)
Tax	(47)	(146)	320
	120	482	(1,028)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(97)
Tax	22
	(75)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	533	(55)
Tax	(144)	15
	389	(40)
Share of other comprehensive income of associates and joint ventures	8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(37)
Income statement transfers in respect of disposals	(275)
Tax	119
	(193)
Movements in revaluation reserve in respect of available for sale financial assets:
Adjustment on transfer from held-to-maturity portfolio		(74)	1,544
Change in fair value		303	356
Income statement transfers in respect of disposals		(446)	(575)
Income statement transfers in respect of impairment		6	173
Tax		63	(301)
		(74)	1,197
Movement in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	234	(363)	2,432
Net income statement transfers	(701)	(651)	(557)
Tax	113	283	(466)
	(354)	(731)	1,409
Currency translation differences (tax: nil)	(8)	(32)	(4)
Other comprehensive income for the year, net of tax	(113)	(395)	1,574
Total comprehensive income for the year	4,287	3,502	3,738
Total comprehensive income attributable to ordinary shareholders	3,756	2,997	3,225
Total comprehensive income attributable to other equity holders	433	415	412
Total comprehensive income attributable to equity holders	4,189	3,412	3,637
Total comprehensive income attributable to non-controlling interests	£ 98	£ 90	£ 101